Nature of Entity	12 Months Ended
Sep. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Entity

Note 1 — Nature of Entity

Amdocs Limited (the “Company”) is a leading provider of software and services for communications, Pay TV, entertainment and media industry service providers, in developed countries and emerging markets. The Company and its subsidiaries operate in one segment, providing products and services. The Company designs, develops, markets, supports, implements and operates customer experience solutions primarily for leading communications, cable and satellite service providers throughout the world.

The Company is a Guernsey corporation, which directly or indirectly holds numerous wholly-owned subsidiaries around the world. The majority of the Company’s customers are in North America, Europe, Latin America and the Asia-Pacific region. The Company’s main development facilities are located in Brazil, Canada, Cyprus, India, Ireland, Israel, Mexico, the Philippines, the United Kingdom and the United States.